13 Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about intangible assets [line items]
Balance as of beginning	R$ 2,762,088	R$ 2,740,982
Acquisitions	40,515	61,526
Foreign currency translation adjustment	59,940	15,661
Cost	102,733	20,275
Amortization	(42,793)	(4,614)
Transfers from property, plant and equipment projects and stoppage in progress	40,992	6,433
Amortization	(74,844)	(62,514)
Balance as of end	2,828,691	2,762,088
Goodwill [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of beginning	2,058,874	2,058,874
Acquisitions
Balance as of end	2,058,874	2,058,874
Brands and patents [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of beginning	251,615	246,297
Acquisitions	1,789	112
Foreign currency translation adjustment	38,409	12,957
Cost	46,311	13,919
Amortization	(7,902)	(962)
Amortization	(6,753)	(7,751)
Balance as of end	R$ 285,060	251,615
Average annual rates of amortization	2.96%
Software licenses [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of beginning	R$ 271,936	234,132
Acquisitions	38,660	61,414
Foreign currency translation adjustment	21,531	2,704
Cost	56,422	6,356
Amortization	(34,891)	(3,652)
Transfers from property, plant and equipment projects and stoppage in progress	40,992	6,433
Amortization	(46,075)	(32,747)
Balance as of end	R$ 327,044	271,936
Average annual rates of amortization	14.50%
Customers and suppliers agreements [member]
Disclosure of detailed information about intangible assets [line items]
Balance as of beginning	R$ 179,663	201,679
Acquisitions	66
Amortization	(22,016)	(22,016)
Balance as of end	R$ 157,713	R$ 179,663
Average annual rates of amortization	6.01%